Discontinued Operations	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Discontinued Operations [Abstract]
Discontinued Operations

4. Discontinued operations:

Disposition

On December 15, 2011, the Company closed on the definitive agreement selling substantially all of the assets and business of its wholly-owned subsidiary, Analytica.

The operating results for the three months ended December 31, 2011 and December 31, 2010 are reported as discontinued operations in the accompanying condensed consolidated statements of operations:

	For the Three Months Ended December 31,
	2011	2010
Net sales	$1,091,902	$1,149,832
Cost of sales	959,978	826,098

Gross margin	131,924	323,734
Operating expenses	280,534	185,264

Operating (loss) income	(148,610)	138,470
Gain on sale of assets	3,998,105	—
Other (expense) income	285	6,534

Income from discontinued operations	$3,849,780	145,004
Income tax expense	(439,801)	—

	$3,409,979	$145,004

Account balances for September 30, 2011 are reported as discontinued operations in the accompanying condensed consolidated balance sheets:

September 30, 2011
Current assets:
Prepaid expenses	$ 64,365
Unbilled receivables	225,580

Total current assets	$ 289,945

Non-current assets:
Furniture, equipment and leasehold improvements, net	$ 32,126
Goodwill	893,000
Intangibles, net	611,958
Deposits	7,518

Total assets	$ 1,834,547

Current liabilities:
Customer deposits	$ 10,440
Deferred income	329,560

Total current liabilities	$ 340,000

3. Discontinued operations:

Disposition

On November 10, 2008, in conjunction with the Company's Chapter 11 proceedings, the Company decided to cease operation its wholly-owned subsidiary, TEAMM. The operating results for the year ended September 30, 2010 are reported as discontinued operations.

The following represents a summary of the Company's operating results for TEAMM:

For the Year Ended September 30, 2010
Net sales	$—
Cost of sales	—

Gross margin	—

Operating expenses	12,159
Recovery of inventory and sales reserves	—

Income (loss) from discontinued operations	(12,159)

September 30, 2010
Non-current assets:
Furniture, equipment and leasehold improvements, net	—

Total assets	—

Current liabilities:
Accounts payable	852,587
Accrued expenses	425,557

Total current liabilities (classified in 'liabilities subject to compromise')	$1,278,144

On December 15, 2011, the Company closed on the definitive agreement selling the assets and business of its wholly-owned subsidiary, Analytica.

The operating results for the years ended September 30, 2011 and September 30, 2010 are reported as discontinued operations in the accompanying consolidated statement of operations:

	2011	2010
Net sales	$4,348,898	$5,099,345
Cost of sales	3,331,949	4,012,364

Gross margin	1,016,949	1,086,981

Operating expenses	813,879	1,097,317

Operating income (loss)	203,070	(10,336)

Other (expense) income	(24,163)	60,733
Loss on insolvency of subsidiary	—	(845,314)

Income (loss) from discontinued operations	178,907	(794,917)

Account balances for September 30, 2011 are reported as discontinued operations in the accompanying consolidated balance sheets:

September 30, 2011
Current assets:
Prepaid expenses	$64,365
Unbilled receivables	225,580

Total current assets	289,945

Non-current assets:
Furniture, equipment and leasehold improvements, net	32,126
Goodwill	893,000
Intangibles, net	611,958
Deposits	7,518

Total assets	1,834,547

Current liabilities:
Customer deposits	10,440
Deferred income	329,560

Total current liabilities	$340,000